Advances to suppliers (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Advances to suppliers [Line Items]
Advances to suppliers	$ 22,285,733	$ 16,465,072
Allowance for doubtful accounts	(4,764,768)	(1,670,521)
Advances to suppliers, net	17,520,965	14,794,551
Including [Abstract]
Advances to Suppliers from Continuing Operations, Net	11,290,625	10,055,316
Advances to suppliers from EDLC business, net	$ 6,230,340	$ 4,739,235